--------------------------------------------------------------------------------



                                  ANNUAL REPORT





                                [GRAPHIC OMITTED]
================================================================================

                             THE LEGACY FUNDS, INC.

================================================================================

                                [GRAPHIC OMITTED]



                               Legacy Growth Fund








                                October 31, 2002


--------------------------------------------------------------------------------


================================================================================
THE LEGACY FUNDS, INC.
================================================================================



Dear Fellow Shareholders:

     This is the third annual report of your Fund, covering the period November 1, 2001, through the end of the Fund's fiscal year, October 31, 2002.

     Reflecting the downward bias of the equity markets over the fiscal year of the Fund, the Net Asset Value per share of the Fund during this period fell from $6.24 to $5.67, a drop of 9.1%. During this same period the Standard & Poors 500 Index fell by 15.1%, the Lipper Large Capitalization Growth Fund index by 18.6%, and the NASDAQ by 21.3%.

     In the aftermath of the terrorist attacks in 2001, we have continued to assess the outlook for the U.S. economy. Fortunately, the monetary stimulus applied by the Federal Reserve to both increase liquidity by growing the money supply and driving the effective Federal Funds rate below 1% are, in our opinion, exactly what has been and is needed from the Federal Reserve to encourage economic growth. We are hopeful the now all-Republican-controlled Congress and President will agree to accelerate portions of the tax rate reduction legislation in order to provide needed fiscal stimulus to supplement the monetary stimulus being applied by the Federal Reserve. If (1) the Federal Reserve continues to increase the money supply at a rate sufficient to support a growing economy, (2) the effective Federal Funds Rate is maintained below that of very short term U.S. Treasury securities, and (3) the Congress and President put in place constructive fiscal stimulus measures, we believe the U.S. economy could achieve a higher rate of growth over the next few years than would otherwise be the case.

     With regard to investment strategy, we continue to believe the best method of building capital is to carefully select companies in accordance with a stringent set of criteria, buy their securities at prices deemed reasonable, and retain them over a long period. Over most measured periods a longer-term strategy has been superior to a "market-timing" approach when trying to generate above-average, long term investment returns. We believe it is very important, especially when the markets experience the inevitable periodic downdrafts, to retain one's focus on one's longer term strategy. We have not changed ours. Looking forward, while we expect the economy will probably not grow as quickly in the next few years as it has in the recent past, we continue to believe that well-managed companies which have strong financial underpinnings and generate sustained, above-average earnings growth will deliver good returns to their investors over the longer period.

     As always the Board of Trustees and I very much appreciate your confidence. We hope you enjoy the holiday season and have a healthy, happy New Year.

                                            Robert E. Belknap
                                            Portfolio Manager and President

[GRAPH]


                               LEGACY GROWTH FUND
                   TOTAL RETURN BASED ON A $10,000 INVESTMENT
                  SINCE COMMENCEMENT DATE OF FEBRUARY 15, 2000


                                      2/15/00     4/30/00     7/31/00

Legacy Growth Fund                    $10,000     $10,190     $10,460
S&P 500 Stock Index                   $10,000     $10,383     $10,257
NASDAQ Composite Index                $10,000      $8,733      $8,521
Lipper Large Cap Growth Fund Index    $10,000      $9,966      $9,811


Legacy Growth Fund
Month                                 2/15/00     4/30/00     7/31/00
Rate                                    0.00%       1.90%       2.65%
Ending value                           10,000      10,190      10,460

S&P 500 Stock Index
Month                                 2/15/00     4/30/00     7/31/00
Rate                                    0.00%       3.83%      -1.21%
Ending value                           10,000      10,383      10,257

NASDAQ Composite Index
Month                                 2/15/00     4/30/00     7/31/00
Rate                                    0.00%     -12.67%      -2.43%
Ending value                           10,000       8,733       8,521

Lipper Large Cap Growth Fund Index
Month                                 2/15/00     4/30/00     7/31/00
Rate                                    0.00%      -0.34%      -1.56%
Ending Value                           10,000       9,966       9,811






                                     10/31/00     1/31/01     4/30/01

Legacy Growth Fund                    $10,030      $8,841      $7,560
S&P 500 Stock Index                   $10,276      $9,849      $9,036
NASDAQ Composite Index                 $7,622      $6,272      $4,787
Lipper Large Cap Growth Fund Index     $9,326      $8,258      $6,926


Legacy Growth Fund
Month                                10/31/00     1/31/01     4/30/01
Rate                                   -4.11%     -11.86%     -14.48%
Ending value                           10,030       8,841       7,560

S&P 500 Stock Index
Month                                10/31/00     1/31/01     4/30/01
Rate                                    0.18%      -4.15%      -8.26%
Ending value                           10,276       9,849       9,036

NASDAQ Composite Index
Month                                10/31/00     1/31/01     4/30/01
Rate                                  -10.55%     -17.71%     -23.68%
Ending value                            7,622       6,272       4,787

Lipper Large Cap Growth Fund Index
Month                                10/31/00     1/31/01     4/30/01
Rate                                   -4.94%     -11.45%     -16.13%
Ending Value                            9,326       8,258       6,926



                                     7/31/01    10/31/01      1/31/02

Legacy Growth Fund                    $7,210      $6,241       $7,011
S&P 500 Stock Index                   $8,787      $7,716       $8,259
NASDAQ Composite Index                $4,585      $3,823       $4,375
Lipper Large Cap Growth Fund Index    $6,436      $5,571       $5,971


Legacy Growth Fund
Month                                7/31/01    10/31/01      1/31/02
Rate                                  -4.63%     -13.45%       12.34%
Ending value                           7,210       6,241        7,011

S&P 500 Stock Index
Month                                7/31/01    10/31/01      1/31/02
Rate                                  -2.75%     -12.19%        7.03%
Ending value                           8,787       7,716        8,259

NASDAQ Composite Index
Month                                7/31/01    10/31/01      1/31/02
Rate                                  -4.21%     -16.62%       14.43%
Ending value                           4,585       3,823        4,375

Lipper Large Cap Growth Fund Index
Month                                7/31/01    10/31/01      1/31/02
Rate                                  -7.07%     -13.45%        7.19%
Ending Value                           6,436       5,571        5,971



                                     4/30/02     7/31/02    10/31/02

Legacy Growth Fund                    $6,530      $5,580      $5,670
S&P 500 Stock Index                   $7,894      $6,711      $6,551
NASDAQ Composite Index                $3,819      $3,005      $3,008
Lipper Large Cap Growth Fund Index    $5,558      $4,635      $4,737


Legacy Growth Fund
Month                                4/30/02     7/31/02    10/31/02
Rate                                  -6.85%     -14.55%       1.61%
Ending value                           6,530       5,580       5,670

S&P 500 Stock Index
Month                                4/30/02     7/31/02    10/31/02
Rate                                  -4.41%     -14.99%      -2.39%
Ending value                           7,894       6,711       6,551

NASDAQ Composite Index
Month                                4/30/02     7/31/02    10/31/02
Rate                                 -12.71%     -21.32%       0.11%
Ending value                           3,819       3,005       3,008

Lipper Large Cap Growth Fund Index
Month                                4/30/02     7/31/02    10/31/02
Rate                                  -6.92%     -16.60%       2.20%
Ending Value                           5,558       4,635       4,737


Average Annual Total Returns (%) For Periods Ended October 31, 2002

                                                          Average Annual
                                      One Year          Since Inception(1)
Legacy Growth Fund                     -9.13%              -18.89%
S&P 500 Stock Index                   -15.11%              -14.45%
NASDAQ Composite Index                -21.33%              -35.81%
Lipper Large Cap Growth Fund Index    -18.63%              -25.32%


--------------------------------------------------------------------------------
The S&P 500 Stock Index and the NASDAQ Composite Index are unmanaged but commonly used measures of common stock total return performance. The Lipper Large Cap Growth Fund Index is the composite of the 30 largest "large cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. This chart assumes an initial gross investment of $10,000 made on February 15, 2000 (commencement of operations). Returns shown include the reinvestment of dividends and the deduction of all fees and expenses. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
--------------------------------------------------------------------------------

1 Inception date for the Legacy Growth Fund and index data is February 15, 2000.


================================================================================
THE LEGACY FUNDS, INC.
================================================================================


                         Analysis Of Investment Results

     The Legacy Growth Fund's Net Asset Value ("NAV") ended the fiscal year October 31, 2002 at $5.67, compared with a figure of $6.24 at October 31, 2001, recording a decrease of 9.13%. During the same period the Standard & Poors 500 Index fell 15.11%, the Lipper Large Capitalization Growth Fund Index (1) was down 18.63% and the NASDAQ Composite was down 21.33%. The overall market weakness during the fiscal year, attributed to the slowing economy, rising unemployment levels and companies lowering and missing earnings estimates, adversely affected the prices of the Fund's investments.

     The Fund is invested generally in the financial services, consumer growth and pharmaceutical categories. Having sharply reduced the Fund's technology holdings in early 2001 due to their then very high valuations, in reflection of the lower level of corporate profits during the fiscal 2002 year your manager reduced the Fund's overall equity positions. The moneys from said reductions were kept in reserve and/or invested in preferred issues, which helped mitigate the effects of the overall market decline.




(1) The Lipper Large Capitalization Growth Fund Index is a composite of the 30 largest "large capitalization growth" mutual funds in the United States, as categorized by Lipper Analytical Services, Inc.

================================================================================
THE LEGACY FUNDS, INC.
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2002

--------------------------------------------------------------------------------
                                                               ----------------
                                                                   Legacy
                                                                 Growth Fund
                                                               ----------------
ASSETS:
      Investments, at market value
         (Cost of $4,697,130)                                       $3,987,160
      Receivable from Adviser                                              863
      Interest and dividends receivable                                  2,929
      Prepaid assets                                                     4,252
                                                               ----------------
             Total assets                                            3,995,204
                                                               ----------------

LIABILITIES:

      Accrued expenses and other liabilities                            31,022
                                                               ----------------
             Total liabilities                                          31,022
                                                               ----------------
NET ASSETS                                                          $3,964,182
                                                               ================

NET ASSETS CONSIST OF:
      Capital stock                                                 $6,589,668
      Undistributed net realized loss on investments                (1,915,516)
      Net unrealized depreciation on investments                      (709,970)
                                                               ----------------
             Total net assets                                       $3,964,182
                                                               ================

      Shares outstanding
             (Unlimited shares authorized with a par value
              of  $0.001 each)                                         698,771
                                                               ================

      Net asset value, redemption price and offering
             price per share                                             $5.67
                                                               ================



                     See Notes to the Financial Statements.

--------------------------------------------------------------------------------



================================================================================
THE LEGACY FUNDS, INC.
================================================================================

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2002


--------------------------------------------------------------------------------

                                                               ----------------
                                                                  Legacy
                                                                 Growth Fund
                                                               ----------------
INVESTMENT INCOME:
      Dividend income                                                 $ 53,782
      Interest income                                                    4,531
                                                               ----------------
           Total investment income                                      58,313
                                                               ----------------

EXPENSES:
      Investment advisory fees                                          42,899
      Administration fees                                               26,512
      Fund accounting fees                                              21,510
      Transfer agent fees and expenses                                  13,485
      Distribution fees                                                 21,450
      Insurance fees                                                    11,060
      Custody fees                                                       4,043
      Professional fees                                                128,820
      Federal and state registration                                     6,162
      Trustees' fees and expenses                                        2,772
      Reports to shareholders                                              145
      Other                                                                861
                                                               ----------------
           Total expenses before Adviser reimbursement                 279,719
              Less:  Fees waived and expenses reimbursed
                     by Adviser                                       (206,790)
                                                               ----------------
                 Net expenses                                           72,929
                                                               ----------------
NET INVESTMENT LOSS                                                    (14,616)
                                                               ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized loss on investments                                (836,159)
      Change in unrealized appreciation/depreciation
      on investments                                                   368,062
                                                               ----------------

           Net realized and unrealized loss on investments            (468,097)
                                                               ----------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ (482,713)
                                                               ================






                     See Notes to the Financial Statements.

--------------------------------------------------------------------------------


================================================================================
THE LEGACY FUNDS, INC.
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS


--------------------------------------------------------------------------------

                                                                     ----------------------------------------
                                                                                    Legacy Growth Fund
                                                                     ----------------------------------------

                                                                        For the Year         For the Year
                                                                          ended                 ended
                                                                      October 31, 2002      October 31, 2001
                                                                      ----------------   --------------------

OPERATIONS:
      Net investment loss                                                  $ (14,616)          $ (36,258)
      Net realized loss on investments                                      (836,159)           (960,460)
      Change in unrealized appreciation/depreciation on investments          368,062          (1,056,069)
                                                                      ---------------     ---------------
          Net decrease in net assets resulting from operations              (482,713)         (2,052,787)
                                                                      ---------------     ---------------

CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares sold                                              907,266           1,218,648
      Cost of shares redeemed                                               (195,386)           (247,794)
                                                                      ---------------     ---------------
          Net increase in net assets resulting from
          capital share transactions                                         711,880             970,854
                                                                      ---------------     ---------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                      229,167          (1,081,933)
                                                                      ---------------     ---------------


NET ASSETS:
      Beginning of period                                                  3,735,015           4,816,948
                                                                      ---------------     ---------------
      End of period                                                      $ 3,964,182         $ 3,735,015
                                                                      ===============     ===============


                     See Notes to the Financial Statements.

--------------------------------------------------------------------------------


================================================================================
THE LEGACY FUNDS, INC.
================================================================================

FINANCIAL HIGHLIGHTS
                                                               ---------------------------------------------------------
                                                                                     Legacy Growth Fund
                                                               ---------------------------------------------------------
                                                                 For the Year        For the Year     February 15, 2000*
                                                                    ended               ended             through
                                                               October 31, 2002    October 31, 2001   October 31, 2000
                                                               ----------------- ------------------  -------------------
PER SHARE DATA:
      NET ASSET VALUE, BEGINNING OF PERIOD                             $6.24             $10.03               $10.00
                                                               --------------   ----------------     ----------------

      INCOME FROM INVESTMENT OPERATIONS:
           Net investment loss3                                        (0.02)             (0.02)               (0.04)
           Net realized and unrealized loss on investments             (0.55)             (3.77)                0.07
                                                               --------------   ----------------     ----------------
                Total loss from investment operations                  (0.57)             (3.79)                0.03
                                                               --------------   ----------------     ----------------

      NET ASSET VALUE, END OF PERIOD                                   $5.67              $6.24               $10.03
                                                               ==============   ================     ================


TOTAL RETURN1                                                         (9.13%)           (37.79%)                0.30%


SUPPLEMENTAL DATA AND RATIOS:
      Net assets, end of period                                   $3,964,182         $3,735,015           $4,816,948
      Ratio of net expenses to average net assets:
           Before expense reimbursement2                               6.52%              5.67%                 5.70%
           After expense reimbursement2                                1.70%              1.70%                 1.70%
      Ratio of net investment loss to average net assets:
           Before expense reimbursement2                              (5.16%)            (4.80%)               (4.90%)
           After expense reimbursement2                               (0.34%)            (0.83%)               (0.90%)
      Portfolio turnover rate                                         43.24%             42.81%                21.00%


*    Commencement of operations.
1    Not annualized for periods less than one year.
2    Annualized for periods less than one year.
3 Net investment loss per share is calculated using ending balances prior to consideration or adjustment for permanent book and tax differences.


                     See Notes to the Financial Statements.

--------------------------------------------------------------------------------


================================================================================
THE LEGACY FUNDS, INC.
================================================================================

SCHEDULE OF INVESTMENTS - October 31, 2002

Legacy Growth Fund

--------------------------------------------------------------------------------

 Shares                                                              Value
           -----------------------------------------------------
           COMMON STOCKS - 88.9%
           -----------------------------------------------------

           BANKS - 2.0%
  3,000    The Bank of New York Company, Inc.                           $ 78,000
                                                                ----------------

           BROKERAGE SERVICES - 1.8%
  8,000    The Charles Schwab Corporation                                 73,440
                                                                ----------------

           BUSINESS SERVICES - 5.3%
  2,500    Automatic Data Processing, Inc.                               106,325
  3,000    First Data Corporation                                        104,820
                                                                ----------------
                                                                         211,145
                                                                ----------------

           CAPITAL GOODS - 7.1%
  3,500    General Electric Company                                       88,375
  3,300    The Gillette Company                                           98,604
  2,500    Roper Industries, Inc.                                         96,500
                                                                ----------------
                                                                         283,479
                                                                ----------------

           DRUGS - 5.6%
  2,100    Merck & Co. Inc.                                              113,904
  3,400    Pfizer Inc.                                                   108,018
                                                                ----------------
                                                                         221,922
                                                                ----------------

           FINANCIAL SERVICES - 15.8%
  3,000    American Express Company                                      109,110
  2,900    Citigroup Inc.                                                107,155
  5,400    MBNA Corporation                                              109,674
  3,500    T. Rowe Price Group Inc.                                       98,805
  2,500    State Street Corporation                                      103,425
  2,700    Washington Mutual, Inc.                                        96,552
                                                                ----------------
                                                                         624,721
                                                                ----------------

           FOOD SERVICES- 2.8%
  3,500    Sysco Corporation                                             110,880
                                                                ----------------

           HOME BUILDING - 5.0%
  1,500    Beazer Homes USA, Inc.*                                        98,595
  2,200    Pulte Homes, Inc.                                             101,024
                                                                ----------------
                                                                         199,619
                                                                ----------------

           HOTELS - 2.3%
  3,000    Marriott International, Inc. - Class A                         92,790
                                                                ----------------

           INSURANCE - 13.5%
  3,500    ACE Limited (1)                                               107,625
  1,800    American International Group, Inc.                            112,590
  3,500    Fidelity National Financial, Inc.                             105,700
  2,400    Marsh & McLennan Companies, Inc.                              112,104
  1,300    XL Capital Ltd.- Class A (1)                                   98,995
                                                                ----------------
                                                                         537,014
                                                                ----------------

         See Notes to the Financial Statements.
--------------------------------------------------------------------------------

           INVESTMENT BANKING - 2.5 %
  2,500    Morgan Stanley                                               $ 97,300
                                                                ----------------

           MEDICAL - 5.3%
  2,300    Amgen Inc.*                                                   107,088
  1,750    Johnson & Johnson                                             102,813
                                                                ----------------
                                                                         209,901
                                                                ----------------

           MEDICAL INSTRUMENTS - 2.5%
  3,000    Techne Corporation*                                            99,000
                                                                ----------------

           PHARMACY DISTRIBUTION - 2.8%
  1,600    Cardinal Health, Inc.                                         110,736
                                                                ----------------

           REINSURANCE - 3.7%
  5,300    Annuity and Life Re Holdings, Ltd. (1)                         25,122
  2,000    Everest Re Group, Ltd. (1)                                    116,040
                                                                ----------------
                                                                         141,162
                                                                ----------------

           RETAIL - GENERAL - 7.2%
  2,700    The Home Depot, Inc.                                           77,976
  3,000    Walgreen Co.                                                  101,250
  2,000    Wal-Mart Stores, Inc.                                         107,100
                                                                ----------------
                                                                         286,326
                                                                ----------------

           SOFTWARE - 3.7%
  1,900    Microsoft Corporation*                                        101,593
  6,000    Siebel Systems, Inc.*                                          45,120
                                                                ----------------
                                                                         146,713
                                                                ----------------



           TOTAL COMMON STOCKS (Cost of $4,236,349)                  $ 3,524,148
                                                                ----------------





         See Notes to the Financial Statements.

---------------------------------------------------------------------

           ----------------------------------------------------------
           PREFERRED STOCK -   5.1%
           ----------------------------------------------------------

           FINANCIAL SERVICES -   5.1%
  4,000    ABN Amro Cap Fund Trust II                                  $ 101,160
  4,000    Citigroup Capital VI                                          101,360
                                                                ----------------
                                                                         202,520
                                                                ----------------

                      TOTAL PREFERRED STOCK (Cost of $200,289)           202,520
                                                                ----------------

    Principal
                      ----------------------------------------------------------
      Amount          SHORT-TERM INVESTMENTS - 6.6%
      ------
                      ----------------------------------------------------------

260,492    First American Treasury Obligations Fund                    $ 260,492
                                                                ----------------

           TOTAL SHORT-TERM INVESTMENTS (Cost of $260,492)               260,492
                                                                ----------------

           TOTAL INVESTMENTS - 100.6%  (Cost of $4,697,130)            3,987,160
                                                                ----------------

           Liabilities Net of Other Assets - (0.6%)                     (22,978)
                                                                ----------------

           TOTAL NET ASSETS - 100.0%                                 $ 3,964,182
                                                                ================


           * Non-income producing security.
           (1) Foreign security.


                    See Notes to the Financial Statements.

--------------------------------------------------------------------------------


================================================================================
THE LEGACY FUNDS, INC.
================================================================================
NOTES TO THE FINANCIAL STATEMENTS                           October 31, 2002




1.   ORGANIZATION

     The Legacy Funds, Inc. (the "Trust") was organized as a Delaware Business Trust on July 15, 1999, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Legacy Growth Fund (the "Fund") is the first series. The Fund is a diversified series of the Trust. The principal objective of the Fund is long-term growth of capital. The Fund commenced operations on February 15, 2000.

2.   SIGNIFICANT ACCOUNTING POLICIES

     (a)  Investment Valuation
          The Fund's securities are valued at their market value. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, securities are valued at the mean between the last reported bid and asked prices. Other securities for which market quotations are not readily available will be priced at their fair value as determined in good faith by, or under procedures adopted by, the Board of Trustees. Short-term instruments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     (b)  Federal Income Taxes
          The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of net investment income and net realized capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes.

     (c)  Distributions to Shareholders
          Dividends from net investment income, if any, will be declared and paid annually. Distributions of net realized capital gains, if any, will also be declared and paid annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

     (d)  Use of Estimates
          The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     (e)  Other
          Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

3.   CAPITAL SHARE TRANSACTIONS

     Transactions in shares of the Fund were as follows:


                                                                      Year Ended                  Year Ended
                                                                  October 31, 2002             October 31, 2001
                                                                  -----------------            -----------------
         Shares outstanding, beginning of period                       598,479                       480,369
         Shares sold                                                   131,726                       152,955
         Shares redeemed                                               (31,434)                      (34,845)
                                                                       --------                      --------
         Net increase                                                  100,292                       118,110
                                                                       -------                       --------
         Shares outstanding, end of year                               698,771                       598,479
                                                                       =======                       ========

4.   INVESTMENT TRANSACTIONS

     Purchases and sales of securities for the year ended October 31, 2002 (excluding short-term investments) aggregated $2,288,272 and $1,667,309, respectively.

    Information for Federal income tax purposes:

                    Gross              Gross           Net Unrealized     Undistributed       Undistributed
   Cost of       Unrealized         Unrealized           Depreciation         Ordinary          Long-Term
Investments     Appreciation       Depreciation        On Investments           Income             Gain
-----------     ------------       ------------        --------------           ------             ----
 $4,697,130        $153,759         $(863,729)            $(709,970)               $0               $0


     The tax components of dividends and long-term capital gain distributions paid during the year ended October 31, 2002 and capital loss carryovers as of October 31, 2002 are as follows:

     Ordinary          Long-Term           Net Capital         Capital Loss
      Income         Capital Gains             Loss              Carryover
   Dividends          Distributions         Carryover            Expiration
   ---------          -------------         ---------            ----------
        $0                   $0             $118,897                2008
                                            $960,460                2009
                                            $836,159                2010


5.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

     The Trust has an Investment Advisory Agreement (the "Agreement") with Ingalls & Snyder LLC (the "Adviser"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund's average daily net assets.

     The Adviser agreed contractually to waive its management fee and/or reimburse the Fund's other expenses, to the extent necessary, to ensure that the Fund's operating expenses do not exceed 1.70% of its average daily net assets for the Fund's fiscal year ending October 31, 2002 and has contractually agreed to continue to waive its management fee and/or reimburse the Fund's other expenses until March 1, 2004. This contractual fee waiver may not be discontinued or modified by the Adviser during the stated period. For the year ended October 31, 2002, the Adviser assumed $185,340 of operating expenses on behalf of the Fund.

     U.S. Bank, N.A., a subsidiary of U.S. Bancorp, a publicly-held bank holding company, serves as custodian for the Fund. U.S. Bancorp Fund Services, LLC, a wholly-owned subsidiary of U.S. Bancorp, serves as transfer agent, administrator and accounting services agent for the Trust.

     The Trust, on behalf of the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which provides that the Fund will pay distribution fees to Ingalls & Snyder LLC (the "Distributor") at an annual rate of 0.50% of the average daily net assets attributable to its shares. Payments under the distribution plan shall be used to compensate or reimburse the Fund's distributor for services provided and expenses incurred in connection with the sales of shares.

     Effective May 25, 2001, Ingalls & Snyder LLC, the Distributor of shares of the Fund, has agreed to waive its distribution (12b-1) fee. This fee waiver may be terminated by Ingalls & Snyder at any time. The waiver of the distribution fee did not have any effect on the overall expense ratio for the year ended October 31, 2002, and will not have an immediate effect on the overall expense ratio of the Fund for the fiscal year ending October 31, 2002, because of the obligation of Ingalls & Snyder under its Investment Advisory Agreement with the Fund to limit the Total Annual Fund Operating Expenses of the Fund on an annualized basis to no more than 1.70% of the Fund's average net assets. Distribution fees waived under this arrangement were $21,450 for the fiscal year ending October 31, 2002.

6.   CHANGE IN AUDITORS

     Arthur Andersen LLP, 100 East Wisconsin Avenue, P.O. Box 1215, Milwaukee, Wisconsin, 53201-1215, served as the independent auditors of the Fund for the fiscal years ended October 2000 and 2001, and in that capacity audited the Fund's annual financial statements and prepared its tax returns. On October 25, 2001, the Board of Trustees selected Arthur Andersen LLP as the independent certified public accountants of the Trust for the fiscal year ending October 31, 2002. This selection was ratified by the shareholders of the Fund on December 7, 2001. On June 15, 2002, Arthur

     Andersen LLP was convicted of obstruction of justice arising out of the destruction of documents relating to Arthur Andersen's audit of Enron Corp. In light of the conviction and other events surrounding Arthur Andersen LLP, the Board of Trustees determined that it would no longer be appropriate to retain Arthur Andersen LLP as the Fund's independent auditors for the year ending October 31, 2002, and, accordingly, on June 20, 2002, terminated the selection of Arthur Andersen LLP as the Fund's independent auditors.

     None of the reports of Arthur Andersen LLP on the financial statements of the Fund for any of the fiscal years for which Arthur Andersen LLP served as the Fund's independent auditors contained any adverse opinion or disclaimer of opinion, or was qualified or modified as to the uncertainty, audit scope or accounting principles. Moreover, during such fiscal years and the interim period between November 1, 2001, through June 20, 2002 (the date that the Board of Trustees determined to terminate Arthur Andersen LLP as the Fund's independent auditors), there were no disagreements between the Fund and Arthur Andersen LLP with respect to any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Arthur Andersen LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its reports. The decision to dismiss Arthur Andersen LLP as the Fund's independent auditors was recommended to the Board of Trustees by the Fund's Audit Committee and was approved by the Fund's Board of Trustees.

     As permitted by the emergency rules and orders released by the Securities and Exchange Commission on March 18, 2002, and upon the recommendation of the Fund's Audit Committee, the Board of Trustees, including a majority of those members of the Board of Trustees who are not interested persons of the Fund, on June 20, 2002, selected Ernst & Young LLP as the independent auditors of the Fund for the fiscal year ending October 31, 2002.


================================================================================
THE LEGACY FUNDS, INC.
================================================================================


THE LEGACY FUNDS, INC.
REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and
Shareholders of The Legacy Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Legacy Funds, Inc. (a Delaware business trust comprised of the Legacy Growth Fund) (the "Fund"), as of October 31, 2002, the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights presented herein for the periods prior to October 31, 2002, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on the statement of changes in net assets and financial highlights in their report dated November 28, 2001.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Legacy Growth Fund at October 31, 2002, and the results of its operations, changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

                                                /s/ Ernst & Young LLP
Milwaukee, Wisconsin
November 27, 2002


================================================================================
THE LEGACY FUNDS, INC.
================================================================================



ADDITIONAL INFORMATION

Information about Trustees and Officers

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund as of December 24, 2002, is set forth below. The SAI includes additional information about the Fund's Trustees and Officers and is available, without charge, upon request by calling 1-800-221-2598.

------------------------- ----------------- -------------- -------------------- ----------------- -----------------
Name, Address and Age     Position(s)       Term of        Principal            # of Portfolios   Other
                          Held with the     Office and     Occupation During    in Fund Complex   Directorships
                          Fund              Length of      Past Five Years      Overseen by       Held by Trustee
                                            Time Served                         Trustee or        or Officer
                                                                                Officer
------------------------- ----------------- -------------- -------------------- ----------------- -----------------
Robert E. Belknap.        President and     Since 1999     Managing Director    1                 None
Ingalls & Snyder LLC      Portfolio                        of Ingalls &
61 Broadway               Manager                          Snyder LLC
New York, NY 10006-2802
Age: 64
------------------------- ----------------- -------------- -------------------- ----------------- -----------------
Thomas O. Boucher, Jr. *  Trustee           Since 2001     Managing Director    1                 None
61 Broadway                                                of Ingalls &
New York, NY  10006-2802                                   Snyder LLC
Age:  44
------------------------- ----------------- -------------- -------------------- ----------------- -----------------
Barnabas B.B. Breed       Independent       Since 1999     Principal of the     1                 Director of the
Tower Suite 3500          Trustee                          Law Firm of Breed                      Wayne Art Center
The French Building                                        & Associates
551 Fifth Avenue
New York, NY  10017
Age:  57
------------------------- ----------------- -------------- -------------------- ----------------- -----------------
William J. McDonough, Jr. Independent       Since 2002     Executive Vice       1                 None
150 East 42nd Street      Trustee                          President Foote,
New York, NY  10017                                        Cone & Belding
Age: 50                                                    through 2002
------------------------- ----------------- -------------- -------------------- ----------------- -----------------
Elizabeth A. Larson       Vice President,   Since 2000     Associate, Ingalls   1                 None
61 Broadway               Secretary and                    & Snyder LLC
New York, NY  10006-2802  Treasurer
Age:  38
------------------------- ----------------- -------------- -------------------- ----------------- -----------------

*Denotes  a trustee  who is an  "interested  person"  as that term is defined in
Section 2 (a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act").


--------------------------------------------------------------------------------

                               Investment Adviser
                              Ingalls & Snyder LLC
                                   61 Broadway
                               New York, NY 10006

                                   Distributor
                              Ingalls & Snyder LLC
                                   61 Broadway
                               New York, NY 10006

                         Administrator, Fund Accountant
                               and Transfer Agent
                       U.S. Bancorp Fund Services, LLC 615
                              East Michigan Street
                               Milwaukee, WI 53202

                                    Custodian
                                 U.S. Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                                  Legal Counsel
                            Hughes Hubbard & Reed LLP
                             One Battery Park Plaza
                               New York, NY 10004

                         Independent Public Accountants
                                Ernst & Young LLP
                            111 East Kilbourn Avenue
                               Milwaukee, WI 53202

                                    Trustees
                                Theodore F. Ells
                                Robert E. Belknap
                              Barnabas B. B. Breed
                             Thomas O. Boucher, Jr.
                                Edward W. Wheeler

                                    Officers
                          Robert E. Belknap - President
                Elizabeth A. Larson - Vice President & Treasurer
                       Michael Peck - Assistant Secretary





  This report must be accompanied or preceded by the Fund's current prospectus.

--------------------------------------------------------------------------------